Investment Securities (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Investment Securities
The following table shows the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at March 31, 2022 and 2021.

	At March 31,
	2022	2021

	(In millions)
Debt instruments at amortized cost:
Domestic:
Japanese municipal bonds	¥25,741	¥22,300

Total domestic	25,741	22,300

Foreign:
Bonds issued by other governments and official institutions (1)	56,400	47,129
Other debt instruments	1,813	2,586

Total foreign	58,213	49,715

Total debt instruments at amortized cost	¥83,954	¥72,015

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥15,774,197	¥14,293,611
Japanese municipal bonds	1,145,496	732,622
Japanese corporate bonds	948,992	725,895
Other debt instruments	311	310

Total domestic	17,868,996	15,752,438

Foreign:
U.S. Treasury and other U.S. government agency bonds	5,681,789	5,564,944
Bonds issued by other governments and official institutions (1)	2,997,588	2,994,032
Mortgage-backed securities	1,006,051	1,658,732
Other debt instruments	512,542	422,489

Total foreign	10,197,970	10,640,197

Total debt instruments at fair value through other comprehensive income	¥28,066,966	¥26,392,635

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥3,658,591	¥3,919,787
Foreign equity instruments	939,894	667,024

Total equity instruments at fair value through other comprehensive income	¥4,598,485	¥4,586,811

Total investment securities	¥32,749,405	¥31,051,461

(1)	Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agencies.

Schedule of Equity Instruments at Fair Value through Other Comprehensive Income	Equity instruments at fair value through other comprehensive income at March 31, 2022 and 2021 consisted of the following:

	At March 31,
	2022	2021

	(In millions)
Listed	¥3,659,168	¥3,722,813
Unlisted	939,317	863,998

Total equity instruments at fair value through other comprehensive income	¥4,598,485	¥4,586,811

Schedule of Investments in Listed Equity Instruments at Fair Value through Other Comprehensive Income
The investments in the listed equity instruments at fair value through other comprehensive income at March 31, 2022 and 2021 mainly consisted of the following:

At March 31, 2022

(In millions)
TOYOTA MOTOR CORPORATION	¥432,660
DAIKIN INDUSTRIES, LTD.	201,690
Ares Management Corporation	167,592
Kotak Mahindra Bank Limited	93,193
MITSUI & CO., LTD.	85,420
KUBOTA CORPORATION	82,922
ESR Cayman Limited (1)	78,076
FUJIFILM Holdings Corporation	70,355
ITOCHU Corporation	60,227
NIDEC CORPORATION	59,122
SG HOLDINGS CO., LTD.	58,262
Seven & i Holdings Co., Ltd.	57,162
Murata Manufacturing Co., Ltd.	55,412
DAIWA HOUSE INDUSTRY CO., LTD.	51,591
East Japan Railway Company	48,668
Sumitomo Realty & Development Co., Ltd.	46,640
DAIICHI SANKYO COMPANY, LIMITED	45,885
BRIDGESTONE CORPORATION	42,822
Jefferies Financial Group Inc.	42,222
Central Japan Railway Company	41,554
Asahi Group Holdings, Ltd.	35,813
Shionogi & Co., Ltd.	34,603
Mitsui Fudosan Co., Ltd.	34,015
GMO Payment Gateway, Inc.	31,470
DAIFUKU CO., LTD.	31,384
Mitsui O.S.K. Lines, Ltd.	30,780
NIPPON STEEL CORPORATION	28,415
SHIMANO INC.	28,155
Japan Exchange Group, Inc.	28,095
MINEBEA MITSUMI Inc.	27,542
KOITO MANUFACTURING CO., LTD.	27,077
ASAHI KASEI CORPORATION	26,993
TAISHO PHARMACEUTICAL HOLDINGS CO., LTD.	22,885

At March 31, 2022

(In millions)
Makita Corporation	22,825
West Japan Railway Company	22,808
TOYOTA TSUSHO CORPORATION	21,503
Oji Holdings Corporation	19,223
Stanley Electric Co., Ltd.	18,633
Sumitomo Metal Mining Co., Ltd.	18,491
OMRON Corporation	17,991
Idemitsu Kosan Co., Ltd.	17,357
ASICS Corporation	16,174
BANDAI NAMCO Holdings Inc.	15,514
TORAY INDUSTRIES, INC.	15,345
Block, Inc.	15,071
Tokyo Electric Power Company Holdings, Incorporated	14,479
Sekisui House, Ltd.	14,294
Chubu Electric Power Company, Incorporated	14,155
IBIDEN CO., LTD.	13,966
CME Group Inc.	13,738
Others	1,158,899

Total listed equity instruments at fair value through other comprehensive income	¥3,659,168

(1)	ESR Cayman Limited changed its trade name to ESR Group Limited on June 21, 2022.

At March 31, 2021

(In millions)
TOYOTA MOTOR CORPORATION	¥335,460
DAIKIN INDUSTRIES, LTD.	200,880
KUBOTA CORPORATION	90,717
Kotak Mahindra Bank Limited	86,823
NIDEC CORPORATION	81,483
NIPPON PAINT HOLDINGS CO., LTD.	79,747
Ares Management Corporation	75,247
FUJIFILM Holdings Corporation	68,852
DAIICHI SANKYO COMPANY, LIMITED	66,258
SG HOLDINGS CO., LTD.	63,932
Murata Manufacturing Co., Ltd.	60,361
MITSUI & CO., LTD.	59,085
Sumitomo Realty & Development Co., Ltd.	53,755
East Japan Railway Company	53,658
DAIWA HOUSE INDUSTRY CO., LTD.	52,236
ITOCHU Corporation	52,132
DAIFUKU CO., LTD.	44,232
Seven & i Holdings Co., Ltd.	43,887
Central Japan Railway Company	43,076
KOITO MANUFACTURING CO., LTD.	40,385
BRIDGESTONE CORPORATION	40,275
West Japan Railway Company	39,264
Japan Exchange Group, Inc.	39,257
Asahi Group Holdings, Ltd.	37,451

At March 31, 2021

(In millions)
GMO Payment Gateway, Inc.	36,723
Mitsui Fudosan Co., Ltd.	32,632
ASAHI KASEI CORPORATION	32,379
KOMATSU LTD.	30,332
MINEBEA MITSUMI Inc.	28,923
TAISHO PHARMACEUTICAL HOLDINGS CO., LTD.	28,767
Makita Corporation	27,523
Shionogi & Co., Ltd.	27,351
Stanley Electric Co., Ltd.	26,507
SHIMANO INC.	26,375
NIPPON STEEL CORPORATION	24,691
Square, Inc.	22,822
Oji Holdings Corporation	22,675
TOHO GAS CO., LTD.	22,568
OLYMPUS CORPORATION	22,217
TOYOTA TSUSHO CORPORATION	19,739
OMRON Corporation	18,924
Sumitomo Metal Mining Co., Ltd.	18,281
Sekisui House, Ltd.	17,727
TORAY INDUSTRIES, INC.	17,116
Sanwa Holdings Corporation	15,994
Chubu Electric Power Company, Incorporated	15,971
BROTHER INDUSTRIES, LTD.	14,838
TOYODA GOSEI CO., LTD.	14,684
Idemitsu Kosan Co., Ltd.	14,678
KAJIMA CORPORATION.	14,349
Others	1,319,574

Total listed equity instruments at fair value through other comprehensive income	¥3,722,813

Schedule of Fair Value of Equity Instruments Measured at Fair Value through Other Comprehensive Income at Date of Derecoginititon And Cumulative Gain on Disposal	The fair value of the equity instruments measured at fair value through other comprehensive income at the date of derecognition and the cumulative gain on disposal for the fiscal years ended March 31, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2022	2021

	(In millions)

Fair value of the equity instruments at fair value through other comprehensive income at the date of derecognition	¥298,397	¥115,260
Cumulative gain on disposal	139,675	46,897